Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone:+44 (0)20 7936 3000 Fax +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Polaris 2026-1 PLC

10th Floor, 5 Churchill Place

London

E14 5HU

(the “Issuer”)

UK Residential Mortgages Limited

4 Capital Quarter, 1st Floor

Tyndall Street

Cardiff

CF10 4BZ

(the “Seller”)

Wells Fargo Securities International Limited

33 King William Street

London

EC4R 9AT

(“Wells Fargo”)

Lloyds Bank Corporate Markets PLC

25 Gresham Street,

London,

EC2V 7HN,

United Kingdom

(“LBCM”, and together with Wells Fargo, the “Co-Arrangers”)

MUFG Securities EMEA PLC

Ropemaker Place,

25 Ropemaker Street

London

EC2Y 9AJ

(“MUFG”)

Citigroup Global Markets Limited

Citigroup Centre
Canada Square, Canary Wharf
London
E14 5LB

(“Citi”, and together with MUFG and the “Co-Arrangers”, the “Joint Lead Managers”)

and the other Managers (as defined in the Engagement Letter)

21 January 2026

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© 2026 Deloitte LLP. All rights reserved.

Dear Sirs/Madams,

PROPOSED ISSUE BY POLARIS 2026-1 PLC OF RESIDENTIAL MORTGAGE-BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain residential mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Co-Arrangers, the Joint Lead Managers and the Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Co-Arrangers, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Co-Arrangers, the Joint Lead Managers and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Co-Arrangers, the Joint Lead Managers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file ‘Dec Loan list.xlsx’ (the “First Pool Run”) containing an account number for each of the 1,479 residential mortgage loans in the Loan Pool.

A random sample of 419 loans was selected from the First Pool Run (the “Sample”) using the sampling approach below.

The Seller then provided the data files ‘AUP BOE 31-12-25.xlsx’, ‘BOE Static tape.xlsx’, ‘BOE tape + Static fields 2nd list (31-12-25).xlsx’ and ‘Polaris AUP Final Names.xlsx’ (together, the “Sample Pool”) containing information for each loan in the Sample as at 31 December 2025 (the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on the Sample Pool during the period 7 to 15 January 2026.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.23 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the Sample Pool information relating to the

First Pool Run agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the application form, identity documents, valuation report, AVM screen print, offer letter, offer cover letter, welcome letter, acceptance of offer, certificate of title (“CoT”) or solicitor’s letter, land registry print, credit search or DPR credit search, income evidence, the data tab ‘Sheet 1’ contained in the Sample Pool (the “DPR System Extract”) and the Case Management system (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that there is a 99% confidence that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool, we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

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2.1.	Account Number

For each loan in the Sample Pool, we confirmed whether the account number shown on the Sample Pool agreed to the System.  We found that the account number agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.	Borrower Surname(s)

Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred.

2.2.1.	For each loan in the Sample Pool, we confirmed whether the borrower surname(s) shown on the System substantially agreed to the application form. We found that the borrower surname(s) substantially agreed to the application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.2.	For each loan in the Sample Pool, we confirmed whether the borrower surname(s) shown on the System substantially agreed to the offer letter. We found that the borrower surname(s) substantially agreed to the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2.3.	For each loan in the Sample Pool, we confirmed whether the borrower surname(s) shown on the System substantially agreed to the CoT or land registry print. We found that the borrower(s) surname substantially agreed to the CoT or land registry print, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.	Property Address

Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred.

2.3.1.	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed to the offer letter. We found that the property address substantially agreed to the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.2.	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed to the valuation report or AVM screen print. We found that the property address substantially agreed to the valuation report or AVM screen print, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.3.	For each loan in the Sample Pool, we confirmed whether the property address shown on the System substantially agreed to the CoT or land registry print. We found that the property address substantially agreed to the CoT or land registry print, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.4.	For each loan in the Sample Pool, we confirmed whether the property postcode shown on the Sample Pool was located in England or Wales. We found that the property postcode was located in England or Wales, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.	Borrower Year(s) of Birth

For each loan in the Sample Pool, we confirmed whether the borrower year(s) of birth shown on the Sample Pool agreed to the application form or identity documents. Identity documents are classified as a passport or driving licence. We found that the borrower year(s) of birth agreed to the application form or identification documents, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5.	Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose shown on the Sample Pool agreed to the System. We found that the loan purpose agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.	Income Amount

1.6.1	For each loan in the Sample Pool, we confirmed whether the borrower 1 income amount shown on the Sample

Pool agreed to the DPR System Extract. We found that the borrower 1 income amount shown on the Sample Pool agreed to the DPR System Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.6.2	For each loan in the Sample Pool, we confirmed whether the borrower 2 income amount shown on the Sample Pool agreed to the DPR System Extract. We found that the borrower 2 income amount shown on the Sample Pool agreed to the DPR System Extract, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.7.	Income Verification

For each loan shown in the Sample Pool, we confirmed whether proof of income in the form of payslips, employer’s confirmation, P60, SA302 or accountant certified accounts was held on the loan file for at least one of the borrowers. In the case of loans showing as self-certified on the application form, we confirmed whether the self-certification section of the application form had been completed and the application form had been signed. In the case of loans showing as buy-to-let, we confirmed whether a rental amount was shown on the valuation report. We found proof of income as specified above was held on the loan file, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.	County Court Judgements (CCJs)

2.8.1.	For each loan in the Sample Pool, we confirmed whether the combined value of satisfied and unsatisfied CCJs shown on the Sample Pool agreed to the combined value of satisfied and unsatisfied CCJs shown on the credit search or DPR credit search. We found that the combined value of satisfied and unsatisfied CCJs agreed to the credit search or DPR credit search, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.2.	For each loan in the Sample Pool, we confirmed whether the number of satisfied and unsatisfied CCJs shown on the Sample Pool agreed to the number of satisfied and unsatisfied CCJs shown on the credit search or DPR credit search. We found that the number of satisfied and unsatisfied CCJs agreed to the credit search or DPR credit search, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.3.	For each loan in the Sample Pool, we confirmed whether the age of the last satisfied or unsatisfied CCJ prior to completion shown on the Sample Pool agreed to the age of the last CCJ prior to completion shown on the credit search or DPR credit search. We found that the age of the last satisfied or unsatisfied CCJ prior to completion agreed to the credit search or DPR credit search, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8.4.	For each loan in the Sample Pool, we confirmed whether the prior bankruptcy order/IVA status shown on the Sample Pool agreed to the prior bankruptcy order/IVA status shown on the credit search or DPR credit search. We found the prior bankruptcy order/IVA status agreed to the credit search or DPR credit search, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9.	Tenure

For each loan in the Sample Pool, we confirmed whether the property tenure shown on the Sample Pool agreed to the valuation report or land registry print. We found that the property tenure agreed to the valuation report or land registry print, except for 1 case.

Deloitte Reference	Description of exception
DT406	Sample Pool = Freehold; valuation report and land registry print = Leasehold

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.10.	Valuation

2.10.1.	For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to the System. We found that the valuation amount agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.2.	For each loan in the Sample Pool, we confirmed whether the valuation amount shown on the Sample Pool agreed to the valuation report or AVM screen print. We found that the valuation amount shown on the Sample Pool agreed to the valuation report or AVM screen print, except for 1 case.

Deloitte Reference	Description of exception
DT179	Sample Pool = £333,000; valuation report = £330,000

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.10.3.	For each loan in the Sample Pool, we confirmed whether the valuation type shown on the Sample Pool agreed to the valuation report or AVM screen print. We found that the valuation type shown on the Sample Pool agreed to the valuation report or AVM screen print, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.4.	For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to the System. We found that the valuation date agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.5.	For each loan in the Sample Pool, we confirmed whether the valuation date shown on the Sample Pool agreed to the valuation date shown on the valuation report or AVM screen print, to within 30 days. We found that the valuation date agreed to the valuation date shown on the valuation report or AVM screen print, to within 30 days, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.6.	For each loan in the Sample Pool where no further valuations had been carried out, we confirmed whether the date of the valuers correspondence or the valuation date shown on the Sample Pool was within 6 months of the mortgage origination date. For new build properties we confirmed whether the valuation date shown on the Sample Pool was within 9 months of the mortgage origination date. We found that the date of the valuers correspondence or the valuation date was within 6 months of the mortgage origination date, or 9 months for new build properties, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.	Document Signatories

2.11.1.	For each loan in the Sample Pool, we confirmed whether the application form was signed in the space designated for the borrower(s). We found that the application form was signed in the space designated for the borrower(s), with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.2.	For each loan in the Sample Pool, we confirmed whether the valuation report was signed in the space designated for the surveyor. We found that the valuation report was signed in the space designated for the surveyor, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.3.	For each loan in the Sample Pool, we confirmed whether the acceptance of offer was signed in the space designated for the borrower(s). We found that the acceptance of offer was signed in the space designated for the borrower(s), with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.11.4.	For each loan in the Sample Pool, we confirmed whether the CoT was signed in the space designated for the conveyancer. We found that the CoT was signed in the space designated for the conveyancer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12.	Amount Advanced

2.12.1.	For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to the System. We found that the amount advanced agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.12.2.	For each loan in the Sample Pool, we confirmed whether the amount advanced shown on the Sample Pool agreed to the offer letter. We found that the amount advanced agreed to the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13.	Origination Date

For each loan in the Sample Pool, we confirmed whether the origination date shown in the Sample Pool agreed to the origination date shown on the CoT or solicitor’s letter confirming the origination date, to within 7 days. We found that the origination date agreed to the origination date shown on the CoT or solicitor’s letter confirming the origination date, to within 7 days, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14.	Loan Term

For each loan in the Sample Pool, we confirmed whether the loan term shown in the Sample Pool agreed to the offer letter. We found that the loan term agreed to the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15.	Maturity Date

For each loan in the Sample Pool, we confirmed whether the loan maturity date shown on the Sample Pool agreed to the offer letter. We found that the loan maturity date agreed to the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16.	Repayment Method

For each loan in the Sample Pool, we confirmed whether the repayment method shown in the Sample Pool agreed with that shown on the offer letter. We found the repayment method agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.	Interest Rate

2.17.1.	For each loan in the Sample Pool, we confirmed whether the current interest rate type shown in the Sample Pool agreed with that shown on the offer letter. We found the current interest rate type agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.2.	For each loan in the Sample Pool, we confirmed whether the current interest rate index shown in the Sample Pool agreed with that shown on the offer letter. We found the current interest rate index agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.3.	For each loan in the Sample Pool, we confirmed whether the revised interest rate index shown in the Sample Pool agreed with that shown on the offer letter. We found the revised interest rate index agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.4.	For each loan in the Sample Pool, we confirmed whether the current interest rate agreed with that shown on the offer letter. We found the current interest rate agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.5.	For each loan in the Sample Pool, we confirmed whether the reversion interest rate margin agreed with that shown on the offer letter or welcome letter. We found the reversion interest rate margin agreed with the offer letter or welcome letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17.6.	For each loan in the Sample Pool, we confirmed whether the interest revision date agreed with that shown on the offer letter. We found the interest revision date agreed with the offer letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18.	Current balance

For each loan shown in the Sample Pool, we confirmed whether the current balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the current balance agreed to that shown on the System as at Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19.	Arrears balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance shown on the Sample Pool agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance agreed to that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20.	Occupancy Type

For each loan shown in the Sample Pool, we confirmed whether the occupancy type shown on the Sample Pool agreed to that shown on the application form. We found that the occupancy type agreed to that shown on the application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21.	Employment Type

For each loan shown in the Sample Pool, we confirmed whether the employment type shown on the Sample Pool agreed to that shown on the application form. We found that the employment type agreed to that shown on the application form, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.22.	Property Type

For each loan shown in the Sample Pool, we confirmed whether the property type shown on the Sample Pool agreed to that shown on the System. We found that the property type agreed to that shown on the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.23.	Shared Ownership

For each loan shown in the Sample Pool, we confirmed whether the shared ownership flag shown on the Sample Pool agreed to the System or offer cover letter. We found that the shared ownership flag agreed to the System or offer cover letter, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 20 January 2026, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Co-Arrangers, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Co-Arrangers, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Co-Arrangers, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Louise Gill on +44 113 292 1299.

Yours truly,

 /s/ Deloitte LLP

Deloitte LLP